COMMON AND PREFERRED STOCK (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
One Number of Warrants Outstanding, Beginning	425,800
One Number of Warrants Outstanding, Ending	425,800
One Weighted Average Exercise Price of Warrants, Beginning	$ 2.00
One Weighted Average Exercise Price of Warrants, Granted	0
One Weighted Average Exercise Price of Warrants, Exercised	0
One Weighted Average Exercise Price of Warrants, expired	0
One Weighted Average Exercise Price of Warrants, Ending	$ 2.00
One Weighted Average Remaining Life of Warrants in Years, Beginning	9 years 8 months 12 days
One Weighted Average Remaining Life of Warrants in Years, Ending	9 years 2 months 12 days
Weighted Average Exercise Price, Beginning	$ 3.74	$ 3.88	$ 3.58
Weighted Average Exercise Price of Warrants, Granted	2.64	6.04	3.58
Weighted Average Exercise Price of Warrants, Exercised	$ 0	3.62
Weighted Average Exercise Price, Ending		$ 3.74	$ 3.88
Weighted average remaining contractual term in years	8 years	8 years 9 months 18 days	9 years 9 months 18 days
$2.00 Preferred Stock Warrants Outstanding [Member]
Number of warrants Outstanding, Beginning	425,800
Number of Warrants, granted		600,000
Number of Warrants, Exercised		(174,200)
Number of warrants outstanding, Ending		425,800
Weighted Average Exercise Price, Beginning	$ 2.00	$ 0
Weighted Average Exercise Price of Warrants, Granted		2.00
Weighted Average Exercise Price of Warrants, Exercised		2.00
Weighted Average Exercise Price of Warrants, expired		0
Weighted Average Exercise Price, Ending		$ 2.00	$ 0
Weighted average remaining contractual term in years, Exercised		9 years 9 months 18 days
Weighted average remaining contractual term in years, Granted		10 years
Weighted average remaining contractual term in years		9 years 8 months 12 days